Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Cost:
Building	¥ 10,480		¥ 10,968
Office equipment, furniture and fixtures	8,690		10,188
Motor vehicles	2,261		2,792
Leasehold improvements	5,956		6,755
Sub-total	27,387		30,703
Accumulated depreciation	(10,497)		(4,762)
Property, plant and equipment, Cost	16,890		25,941
Construction in progress	53,640		53,640
Property, plant and equipment, net	¥ 70,530	$ 9,846	¥ 79,581